S000044833 [Member] Expense Example - DoubleLine Low Duration Emerging Markets Fixed Income Fund	Mar. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	392
Expense Example, with Redemption, 10 Years	893
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	$ 1,189